Share-based Compensation - Compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Total	¥ 1,257,754	¥ 2,630,905	¥ 2,378,689
Research and development expenses
Share-based Compensation
Total	782,917	1,257,921	1,552,421
Selling, general and administrative expenses
Share-based Compensation
Total	438,841	1,333,256	779,637
Cost of sales
Share-based Compensation
Total	¥ 35,996	¥ 39,728	¥ 46,631